Segment Data (Schedule Of Operating Segment Results) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 1,587,522	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 4,548,677	$ 4,550,548	$ 6,246,884	$ 6,161,352	$ 5,865,685
Direct operating expenses	623,872	650,495	617,221	607,095	614,434	635,789	654,163	630,015	584,069	1,840,121	1,826,917	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	433,595	431,841	424,050	398,123	423,628	421,952	402,160	420,436	372,710	1,257,224	1,253,290	1,673,447	1,617,258	1,570,212
Depreciation and amortization	177,330	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	539,246	539,555	729,285	763,306	732,869
Impairment charges		37,651	0	0	0	7,614	0	0	0			37,651	7,614	15,364
Corporate expenses	92,204	76,861	73,921	71,158	69,198	64,016	54,247	56,486	52,347	253,524	218,621	288,028	227,096	284,042
Other operating expense - net	6,186	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	9,694	47,159	48,127	12,682	(16,710)
Operating income (loss)	266,707	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	668,256	759,324	1,070,050	1,054,724	864,841
Intersegment revenues	16,814		18,636							45,235	48,419	66,719	63,892	63,269
Segment assets	15,231,181	16,292,713				16,542,039				15,231,181		16,292,713	16,542,039	17,460,382
Capital expenditures	64,580		86,189							197,260	260,481	390,280	362,281	241,464
Share-based compensation expense	2,754		7,378							14,093	20,090	28,540	20,667	34,246
Scenario, Previously Reported [Member]
Segment Reporting Information [Line Items]
Direct operating expenses			624,526
Selling, general and administrative expenses			419,855
Corporate expenses			70,811
Segment assets		16,292,713										16,292,713
Capital expenditures													363,974
CCME [Member]
Segment Reporting Information [Line Items]
Revenue	823,863		798,759							2,286,040	2,263,308	3,084,780	2,986,828	2,869,499
Direct operating expenses	224,213		225,233							646,111	630,043	873,165	849,265	808,867
Selling, general and administrative expenses	282,505		264,962							786,517	757,920	997,511	980,960	963,853
Depreciation and amortization	64,745		67,956							200,615	202,935	271,399	268,245	256,673
Operating income (loss)	252,400		240,608							652,797	672,410	942,705	888,358	840,106
Intersegment revenues														275
Segment assets		8,201,798				8,364,246						8,201,798	8,364,246	8,411,953
Capital expenditures	22,171		16,885							58,335	43,711	65,821	50,198	27,781
Share-based compensation expense												6,985	4,606	7,152
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	331,346		335,021							952,832	935,850	1,279,257	1,252,725	1,216,930
Direct operating expenses	140,972		144,721							419,676	429,989	586,666	571,779	560,378
Selling, general and administrative expenses	55,739		54,225							165,232	150,658	212,794	201,124	199,990
Depreciation and amortization	48,530		50,177							144,256	141,702	192,023	211,056	198,896
Operating income (loss)	86,105		85,898							223,668	213,501	287,774	268,766	257,666
Intersegment revenues	1,110		314							1,253	1,084	1,175	4,141	4,173
Segment assets		3,835,235				3,886,098						3,835,235	3,886,098	4,415,901
Capital expenditures	13,838		25,633							43,489	84,749	117,647	122,505	92,235
Share-based compensation expense												5,875	7,601	9,207
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	391,667		396,120							1,187,262	1,207,900	1,667,687	1,751,149	1,581,064
Direct operating expenses	255,122		245,918							762,167	757,682	1,024,596	1,067,022	999,594
Selling, general and administrative expenses	75,698		82,357							238,786	270,019	364,502	339,748	294,666
Depreciation and amortization	49,090		49,740							150,013	149,485	205,258	219,908	214,692
Operating income (loss)	11,757		18,105							36,296	30,714	73,331	124,471	72,112
Intersegment revenues												80
Segment assets		2,256,309				2,166,173						2,256,309	2,166,173	2,222,121
Capital expenditures	19,983		30,238							68,683	97,147	150,129	166,044	103,038
Share-based compensation expense												4,529	3,165	2,746
Other [Member]
Segment Reporting Information [Line Items]
Revenue	57,460		76,067							167,778	191,909	281,879	234,542	261,461
Direct operating expenses	5,718		6,529							18,535	18,855	25,088	27,807	27,953
Selling, general and administrative expenses	34,314		35,962							105,556	113,460	152,394	147,481	159,827
Depreciation and amortization	9,925		10,663							29,797	34,871	45,568	49,827	52,965
Operating income (loss)	7,503		22,913							13,890	24,723	58,829	9,427	20,716
Intersegment revenues	15,704		18,322							43,982	47,335	65,464	59,751	58,821
Segment assets		815,435				809,212						815,435	809,212	812,189
Capital expenditures	2,070		2,812							6,765	11,817	17,438	5,737	7,682
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	5,040		3,814							14,565	10,562	15,037	14,270	9,643
Impairment charges												37,651	7,614	15,364
Corporate expenses	92,204		73,921							253,524	218,621	288,028	227,096	284,042
Other operating expense - net	6,186		42,118							9,694	47,159	48,127	12,682	(16,710)
Operating income (loss)	(91,058)		(35,617)							(258,395)	(182,024)	(292,589)	(236,298)	(325,759)
Segment assets		1,183,936				1,316,310						1,183,936	1,316,310	1,598,218
Capital expenditures	6,518		10,621							19,988	23,057	39,245	19,490	10,728
Share-based compensation expense	2,754		7,378							14,093	20,090	11,151	5,295	15,141
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(16,814)		(18,636)							(45,235)	(48,419)	(66,719)	(63,892)	(63,269)
Direct operating expenses	(2,153)		(5,180)							(6,368)	(9,652)	(12,965)	(11,837)	(15,145)
Selling, general and administrative expenses	$ (14,661)		$ (13,456)							$ (38,867)	$ (38,767)	$ (53,754)	$ (52,055)	$ (48,124)